September 18, 1995
                    THE DREYFUS/LAUREL FUNDS, INC. -
             DREYFUS INSTITUTIONAL PRIME MONEY MARKET FUND
           DREYFUS INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
          DREYFUS INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
     DREYFUS/LAUREL INSTITUTIONAL U.S. TREASURY ONLY MONEY MARKET FUND
            DREYFUS/LAUREL INSTITUTIONAL SHORT-TERM BOND FUND
              SUPPLEMENT TO PROSPECTUS DATED APRIL 10, 1995

        THE FOLLOWING INFORMATION SUPPLEMENTS, SHOULD BE READ IN CONJUNCTION WITH, AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS' PROSPECTUS.

        Effective September 15, 1995, the following name changes occurred:

FORMER NAME                              NEW NAME

Dreyfus/Laurel Institutional Prime       Dreyfus Institutional Prime
Money Market Fund                        Money Market Fund

Dreyfus/Laurel Institutional Government  Dreyfus Institutional Government
Money Market Fund                        Money Market Fund

Dreyfus/Laurel Institutional U.S.        Dreyfus Institutional U.S. Treasury
Treasury Money Market Fund               Money Market Fund

        THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUNDS' PROSPECTUS AND SPECIFICALLY IN THE SECTIONS ENTITLED "HOW TO BUY FUND SHARES" AND "THE SHAREHOLDER SERVICING PLANS".

        Effective September 15, 1995, Class II and Class III of Dreyfus Institutional Prime Money Market Fund, Dreyfus Institutional Government Money Market Fund and Dreyfus Institutional U.S. Treasury Money Market Fund (collectively, the "Funds") are eliminated. The designation "Class I" of the Funds' only remaining class of shares also is eliminated and these shares are redesignated as shares of the Funds.

        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE SECOND PARAGRAPH IN THE SECTION IN THE FUNDS' PROSPECTUS ENTITLED "HOW TO BUY FUND SHARES".

        The minimum initial investment to establish a new account in Dreyfus/Laurel Institutional U.S. Treasury Only Money Market Fund and Dreyfus/Laurel Institutional Short-Term Bond Fund is; (i) $100,000 for Class I shares, (ii) $10 million for Class IIshares, and (iii) $25 million for Class III shares. The minimum initial investment to establish a new account in Dreyfus Institutional Prime Money Market Fund, Dreyfus Institutional Government Money Market Fund and Dreyfus Institutional U.S. Treasury Money Market Fund is $1 million. There is no minimum requirement for subsequent investments.

        THE FOLLOWING INFORMATION SUPERSEDES AND REPLACES THE FOURTH PARAGRAPH IN THE SECTION IN THE FUNDS' PROSPECTUS ENTITLED "HOW TO REDEEM FUND SHARES - GENERAL".

        The Dreyfus/Laurel Institutional U.S. Treasury Only Money Market Fund and Dreyfus/Laurel Institutional Short-Term Bond Fund reserve the right to redeem a shareholder's account at their option upon not less than 45 days' written notice if the net asset value of such account is $500 or less and remains so during the notice period. The Dreyfus Institutional Prime Money Market Fund, Dreyfus Institutional Government Money Market Fund and Dreyfus Institutional U.S. Treasury Money Market Fund reserve the right to redeem a shareholder's account at their option upon not less than 45 days' written notice if the net asset value of such account is $10,000 or less ($500 or less in the case of holders of shares of any of the Funds since September 14,
1995) and remains at or below such amount during the notice period.

                 LFISTs091895